3. Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2014
Due to related parties		$ 0	$ 340,163
Stock issued in settlement of related party debt, shares issued		7,500,000
Contributed capital, salary forgiveness		$ 288,988
Proceeds from issuance of stock	$ 488	355,850
Gain on unrecognized grant date fair value of stock award		9,975,000
Share-based compensation	$ 0	74,711,014	$ 22,800,000
Cancellation of Restricted Stock Award
Share-based compensation		$ 47,500,000
Director
Common stock issued for cash, shares		250,000
Proceeds from issuance of stock		$ 25,000
Pressey
Share-based compensation		$ 4,269,230